12. CONVERTIBLE NOTES PAYABLE (Details) (USD $)	7 Months Ended	9 Months Ended	7 Months Ended		9 Months Ended			9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2013 ConvertibleNotes Payable, Net	Dec. 31, 2013 Debt Discount	Sep. 30, 2014 Debt Discount	Sep. 30, 2014 Principal Balance	Dec. 01, 2013 Principal Balance	Sep. 30, 2014 Accrued Interest	Dec. 31, 2014 Debt Discount one
June 5, 2013 (Inception)
Balance at December 31, 2013					(84,694)			871
Issued during the period					(1,605,000)	1,605,000
12% convertible notes issued December 27,2013		(62,415)			(435,000)	426,054		(3,669)
Amortization of debt discount		219,804	794	794	219,804
Payment of loan principal		(3,178)				(3,178)
Interest accrued during the period		203,909						203,909
Interest paid during the period		(201,111)						(201,111)
Balance at September 30, 2014		772,986			1,043,836
Less: Current portion		(5,927)	(5,356)			(5,927)	(5,356)	(5,927)
Long term debt		$ 767,658	$ 694,644		$ (1,043,836)	$ 1,810,895	$ 609,950	$ 1,810,895	$ (84,694)